Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,609,836	¥ 1,426,333
Financing liabilities, carrying amount	10,163,557	7,665,168
Accrued expenses, carrying amount	638,319	419,570
Other financial liabilities, carrying amount	421,185	369,878
Non-derivative financial liabilities, carrying amount	12,832,897	9,880,949
Trade payables, contractual cash flows	1,609,836	1,426,333
Financing liabilities, contractual cash flows	10,941,618	7,996,385
Accrued expenses, contractual cash flows	638,319	419,570
Other financial liabilities, contractual cash flows	456,206	396,434
Non-derivative financial liabilities, contractual cash flows	13,645,979	10,238,722
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,609,836	1,426,333
Financing liabilities, contractual cash flows	4,379,834	3,410,145
Accrued expenses, contractual cash flows	638,319	419,570
Other financial liabilities, contractual cash flows	117,190	87,685
Non-derivative financial liabilities, contractual cash flows	6,745,179	5,343,733
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	5,875,709	4,074,986
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	117,172	100,800
Non-derivative financial liabilities, contractual cash flows	5,992,881	4,175,786
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	686,075	511,254
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	221,844	207,949
Non-derivative financial liabilities, contractual cash flows	¥ 907,919	¥ 719,203